Contingencies, commitments and restrictions on the distribution of profits (Tables)	12 Months Ended
Dec. 31, 2024
Contingencies, commitments and restrictions on the distribution of profits
Schedule of commitments

				Current
		Number of	Concession Start	Concession
Country	Concession	Airports	Date	End Date	Extension Details
Argentina	AA2000	35	1998	2038
	ANSA	1	2001	2026
	BBL	1	2008	2033	10 years
Italy	TA (SAT)	1	2006	2048
	TA (ADF)	1	2003	2045
Brazil	ICAB	1	2012	2037	5 years
Uruguay	PDS	7	2003	2053(1)
	CAISA	1	1993	2043(2)
Ecuador	TAGSA	1	2004	2031
	ECOGAL	1	2011	2026
Armenia	AIA	2	2002	2032	Option to renew every 5 years
Total		52

(1) In 2021, the Group obtained a twenty-year extension and the concession of six new regional airports, of which PDS is taking control between 2022 and 2025.

(2)	In 2024, the Group obtained a ten-year extension until 2043.

Schedule of equity Luxembourg laws and regulations

	At December 31,
	2024	2023	2022
Share capital	163,223	163,223	163,223
Share premium	183,430	183,430	183,430
Reserve for own shares	4,094	4,322	4,600
Legal reserve	7,419	3,676	1,081
Free distributable reserves	378,910	378,910	378,910
Non-distributable reserves	1,353,934	1,353,706	1,353,428
Retained earnings	86,099	37,890	(34,372)
Total equity in accordance with Luxembourg law	2,177,109	2,125,157	2,050,300